Investment In Private Company Shares (Tables)	6 Months Ended
Jun. 30, 2026
Investment In Private Company Shares [Abstract]
Schedule of Changes in Fair Value of Investment in Private Company Shares

The following table summarizes changes in the fair value of the Company’s Level 3 investment in private company shares during the six months ended June 30, 2026 and year ended December 31, 2025.

	June 30,	December 31,
	2026	2025
Balance at beginning of period	$-	$-
Reclassification of receivable to investment	8,978	-
Fair value loss recognized during the period	(2,000)	-
Balance at end of period	$6,978	$-